Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2010	2011
Salaries and welfare payable	3,526	9,723
VAT, business tax and other tax payable	3,267	5,151
Accrued flight rental costs	2,284	1,560
Deferred income from government subsidies	1,276	2,742
Payables for purchase of equipment	358	375
Accrued professional service fee	608	2,000
Accrued outsourcing expenses	1,663	1,801
Other accrued expenses	1,708	2,719

Total	14,690	26,071

Accrued flight rental costs represent the incurred but not billed fees for renting airplanes to conduct the aerial photogrammetry business.